Long-term Debt - Schedule of Future Maturities of Long-term Debt (Details) $ in Millions	Feb. 24, 2018 USD ($)
Debt Disclosure [Abstract]
2018	$ 66.1
2019	333.4
2020	202.1
2021	3,073.7
2022	1,112.6
Thereafter	6,552.6
Total	$ 11,340.5